Lease - Additional information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases, Operating [Abstract]
Rental costs under operating leases	¥ 80,884,049	$ 12,692,472	¥ 33,525,924	¥ 30,856,490
Operating lease weighted average discount rate	4.01%	4.01%	3.20%
Weighted Average Remaining Lease Term	103 months	103 months	50 months